UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., NEW YORK BOND FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA NEW YORK
                           BOND Fund

                                      [GRAPHIC OF USSA NEW YORK BOND FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

FINANCIAL INFORMATION

    Portfolio of Investments                                             17

    Notes to Portfolio of Investments                                    22

    Financial Statements                                                 23

    Notes to Financial Statements                                        26

    Expense Example                                                      35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                                 IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]            MONEY MARKET FUNDS AND BOND FUNDS
                                             CONTINUE TO LOOK ATTRACTIVE AS
                                               LONG-TERM INVESTMENTS....

                                                          "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

---------------------------------------------------------------------------------------
                                                          9/30/04           3/31/04
---------------------------------------------------------------------------------------
Net Assets                                            $128.1 Million     $130.7 Million
Net Asset Value Per Share                                 $11.99             $12.06
Tax-Exempt Dividends Per Share Last 12 Months             $0.535             $0.537
Capital Gain Distributions Per Share Last 12 Months         -                  -

---------------------------------------------------------------------------------------
                                                       9/30/04            3/31/04
---------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity            16.7 Years         16.2 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
       SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04                                       30-DAY SEC YIELD
      1.69%**                                                  3.26%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
               TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS           6.71%         =           5.45%           +          1.26%
5 YEARS            6.93%         =           5.10%           +          1.83%
1 YEAR             4.86%         =           4.61%           +          0.25%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

    [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                   TOTAL RETURN     DIVIDEND RETURN   CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/1995               9.71%              6.31%               3.40%
9/30/1996               6.34               5.97                0.37
9/30/1997               9.69               6.05                3.64
9/30/1998              10.12               5.73                4.39
9/30/1999              -2.85               4.98               -7.83
9/30/2000               5.88               5.79                0.09
9/30/2001              11.79               5.49                6.30
9/30/2002               8.79               5.01                3.78
9/30/2003               3.50               4.58               -1.08
9/30/2004               4.86               4.61                0.25

                               [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA NEW YORK        LIPPER NEW YORK MUNICIPAL
                    BOND FUND             DEBT FUNDS AVERAGE
                  -------------        -------------------------
9/30/1995             5.77%                      5.30%
9/30/1996             5.82                       5.02
9/30/1997             5.58                       4.81
9/30/1998             5.24                       4.53
9/30/1999             5.53                       4.68
9/30/2000             5.52                       4.73
9/30/2001             4.99                       4.44
9/30/2002             4.55                       4.17
9/30/2003             4.50                       4.02
9/30/2004             4.47                       3.87

                         [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS MUNICIPAL     USAA NEW YORK       LIPPER NEW YORK MUNICIPAL     LIPPER NEW YORK MUNICIPAL
                         BOND INDEX               BOND FUND            DEBT FUNDS AVERAGE            DEBT FUNDS INDEX
                  -------------------------     -------------       -------------------------     -------------------------
09/30/94                $10000.00                 $10000.00                 $10000.00                     $10000.00
10/31/94                  9822.44                   9765.43                   9783.95                       9790.25
11/30/94                  9644.59                   9444.19                   9520.91                       9521.23
12/31/94                  9856.91                   9760.01                   9792.85                       9777.03
01/31/95                 10138.74                  10071.48                  10076.12                      10054.14
02/28/95                 10433.61                  10412.04                  10407.67                      10377.30
03/31/95                 10553.53                  10492.08                  10496.67                      10472.80
04/30/95                 10565.98                  10530.88                  10507.25                      10486.44
05/31/95                 10903.14                  10850.67                  10857.29                      10838.59
06/30/95                 10807.84                  10735.63                  10701.90                      10695.34
07/31/95                 10910.09                  10787.58                  10766.70                      10755.88
08/31/95                 11048.55                  10919.61                  10891.96                      10881.65
09/30/95                 11118.35                  10971.27                  10946.68                      10941.34
10/31/95                 11279.98                  11167.37                  11132.64                      11127.64
11/30/95                 11467.39                  11412.48                  11362.73                      11344.22
12/31/95                 11577.46                  11523.83                  11487.37                      11461.03
01/31/96                 11664.93                  11570.91                  11538.76                      11510.06
02/29/96                 11586.14                  11451.54                  11440.82                      11405.61
03/31/96                 11438.13                  11296.57                  11250.20                      11214.23
04/30/96                 11405.69                  11272.23                  11203.96                      11167.02
05/31/96                 11401.35                  11265.10                  11206.13                      11167.70
06/30/96                 11525.61                  11399.98                  11325.07                      11285.22
07/31/96                 11629.88                  11500.41                  11442.28                      11392.03
08/31/96                 11627.28                  11460.69                  11417.50                      11366.91
09/30/96                 11789.77                  11666.71                  11602.62                      11551.26
10/31/96                 11923.01                  11797.61                  11717.81                      11666.24
11/30/96                 12141.41                  12002.12                  11932.26                      11872.05
12/31/96                 12090.14                  11953.31                  11875.19                      11816.54
01/31/97                 12113.03                  11966.86                  11870.41                      11811.75
02/28/97                 12224.25                  12100.24                  11978.44                      11921.81
03/31/97                 12061.18                  11961.42                  11827.75                      11767.24
04/30/97                 12162.27                  12084.97                  11932.19                      11870.94
05/31/97                 12345.33                  12284.10                  12117.69                      12046.73
06/30/97                 12476.83                  12410.39                  12243.34                      12169.70
07/31/97                 12822.39                  12746.03                  12630.34                      12545.91
08/31/97                 12702.18                  12633.86                  12485.67                      12398.34
09/30/97                 12852.80                  12797.69                  12630.09                      12541.60
10/31/97                 12935.64                  12924.64                  12705.52                      12616.76
11/30/97                 13011.82                  13013.92                  12779.48                      12686.10
12/31/97                 13201.54                  13224.68                  12983.50                      12899.87
01/31/98                 13337.68                  13338.81                  13114.15                      13021.80
02/28/98                 13341.73                  13398.00                  13115.89                      13020.16
03/31/98                 13353.61                  13425.25                  13121.83                      13027.32
04/30/98                 13293.36                  13346.55                  13019.39                      12927.15
05/31/98                 13503.65                  13599.74                  13254.17                      13156.99
06/30/98                 13556.95                  13675.25                  13307.50                      13215.85
07/31/98                 13590.84                  13711.99                  13329.99                      13237.60
08/31/98                 13800.84                  13913.76                  13554.22                      13460.18
09/30/98                 13972.89                  14092.36                  13726.90                      13627.84
10/31/98                 13972.60                  14032.37                  13675.70                      13575.54
11/30/98                 14021.55                  14083.12                  13724.05                      13620.76
12/31/98                 14056.89                  14108.04                  13756.44                      13646.67
01/31/99                 14224.02                  14249.31                  13905.83                      13797.25
02/28/99                 14162.03                  14176.70                  13831.83                      13716.54
03/31/99                 14181.44                  14194.19                  13829.42                      13719.99
04/30/99                 14216.78                  14231.04                  13865.00                      13756.83
05/31/99                 14134.52                  14127.50                  13755.39                      13641.89
06/30/99                 13931.18                  13912.90                  13526.06                      13408.24
07/31/99                 13981.87                  13911.05                  13543.59                      13421.29
08/31/99                 13869.77                  13740.07                  13367.99                      13244.25
09/30/99                 13875.57                  13690.35                  13318.38                      13196.06
10/31/99                 13725.24                  13424.65                  13097.73                      12968.92
11/30/99                 13871.22                  13504.61                  13238.15                      13102.22
12/31/99                 13767.81                  13391.76                  13110.30                      12970.32
01/31/00                 13707.86                  13317.21                  13011.99                      12868.58
02/29/00                 13867.17                  13548.00                  13211.51                      13061.84
03/31/00                 14170.14                  13882.29                  13537.30                      13372.45
04/30/00                 14086.43                  13801.94                  13435.54                      13268.25
05/31/00                 14013.15                  13717.12                  13335.09                      13179.60
06/30/00                 14384.49                  14132.61                  13708.03                      13547.52
07/31/00                 14584.64                  14380.19                  13908.59                      13743.90
08/31/00                 14809.41                  14615.78                  14123.64                      13956.79
09/30/00                 14732.36                  14494.68                  14030.54                      13865.69
10/31/00                 14893.12                  14707.78                  14185.36                      14021.59
11/30/00                 15005.79                  14853.06                  14294.87                      14134.17
12/31/00                 15376.55                  15381.43                  14716.63                      14547.05
01/31/01                 15528.91                  15451.70                  14815.13                      14646.40
02/28/01                 15578.15                  15544.52                  14866.83                      14697.68
03/31/01                 15717.76                  15716.09                  15001.47                      14832.85
04/30/01                 15547.45                  15444.91                  14809.73                      14655.78
05/31/01                 15714.87                  15633.72                  14975.78                      14820.39
06/30/01                 15820.01                  15792.59                  15101.70                      14939.53
07/31/01                 16054.34                  16080.68                  15333.45                      15165.23
08/31/01                 16318.79                  16352.65                  15606.14                      15428.75
09/30/01                 16264.05                  16203.83                  15430.56                      15271.95
10/31/01                 16457.83                  16356.90                  15588.56                      15439.84
11/30/01                 16319.08                  16244.97                  15438.18                      15294.55
12/31/01                 16164.70                  16055.77                  15269.57                      15128.18
01/31/02                 16445.08                  16345.01                  15529.88                      15392.03
02/28/02                 16643.21                  16566.89                  15744.21                      15600.41
03/31/02                 16317.05                  16206.02                  15441.99                      15297.38
04/30/02                 16635.96                  16469.18                  15700.73                      15558.17
05/31/02                 16737.05                  16551.07                  15786.80                      15641.66
06/30/02                 16914.03                  16726.38                  15933.85                      15788.15
07/31/02                 17131.56                  16950.63                  16139.62                      15994.82
08/31/02                 17337.50                  17179.83                  16331.66                      16194.24
09/30/02                 17717.24                  17633.58                  16698.63                      16558.60
10/31/02                 17423.53                  17232.45                  16340.19                      16215.87
11/30/02                 17351.12                  17109.85                  16262.07                      16122.91
12/31/02                 17717.24                  17587.19                  16630.32                      16493.08
01/31/03                 17672.34                  17508.17                  16522.43                      16388.92
02/28/03                 17919.42                  17811.29                  16781.24                      16645.91
03/31/03                 17930.13                  17799.88                  16747.01                      16610.41
04/30/03                 18048.60                  18030.74                  16876.44                      16742.66
05/31/03                 18471.21                  18459.33                  17278.78                      17144.70
06/30/03                 18392.71                  18238.33                  17168.87                      17041.25
07/31/03                 17749.10                  17491.52                  16547.96                      16429.64
08/31/03                 17881.47                  17758.87                  16707.35                      16577.88
09/30/03                 18407.20                  18250.62                  17171.47                      17046.18
10/31/03                 18314.51                  18171.08                  17124.13                      16995.37
11/30/03                 18505.39                  18419.00                  17317.74                      17179.65
12/31/03                 18658.61                  18566.95                  17445.91                      17309.95
01/31/04                 18765.50                  18605.27                  17506.94                      17365.28
02/29/04                 19047.91                  18920.06                  17785.85                      17637.14
03/31/04                 18981.58                  18818.41                  17663.89                      17527.59
04/30/04                 18532.04                  18362.27                  17241.87                      17108.69
05/31/04                 18464.84                  18302.69                  17186.44                      17053.72
06/30/04                 18532.04                  18373.46                  17238.16                      17103.44
07/31/04                 18775.92                  18651.96                  17460.89                      17320.66
08/31/04                 19152.18                  19004.58                  17781.27                      17640.56
09/30/04                 19253.85                  19137.05                  17870.15                      17729.56

                                  [END CHART]

                       DATA FROM 9/30/94 THROUGH 9/30/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond Index
                        is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                      o The Lipper New York Municipal Debt Funds Average is an
                        average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper New York Municipal Debt Funds Index tracks
                        the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]     CLIFFORD A. GLADSON, CFA
                                   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA New York Bond Fund provided a total return of 1.69% versus an average of 1.06% for the 108 funds in the Lipper New York Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 1.15% return for the Lipper New York Municipal Debt Funds Index. The
                 Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.47%, compared to the 3.87% average of the Lipper index.

                                         *  *  *  *  *

                   THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 5 STARS IN THE MUNICIPAL NEW YORK LONG-TERM
                       BOND FUNDS CATEGORY (80 FUNDS IN CATEGORY) AS OF
                   SEPTEMBER 30, 2004. THE OVERALL MORNINGSTAR RATING FOR A
                   FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE
                     FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR
                          (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal New York long-term bond funds, the USAA New York Bond Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 80, 74, and 48 funds, respectively, through September 30, 2004. Ratings are based on risk-adjusted returns.

[LOGO OF LIPPER   [LOGO OF LIPPER    [LOGO OF LIPPER        [LOGO OF LIPPER
    LEADER             LEADER             LEADER              FUND AWARDS
 TOTAL RETURN]   CONSISTENT RETURN]   TAX EFFICIENCY]  BEST BOND GROUP USA 2004]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Tax Efficiency of 94 funds within the Lipper New York Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 94, 86, and 52 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA also won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA NEW YORK BOND FUND IN LIPPER'S NEW YORK MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 94, 86, AND 39 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 94, 86, AND 94 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The Federal Reserve Board (the Fed) raised short-term interest rates three times during the period. After a year at 1%, the federal funds rate (the rate charged to banks for overnight loans) now stands at 1.75%. The market appears to believe that inflation is not a problem at this time. A 20-year AAA municipal bond ended the period at 4.37%, slightly below where it started at 4.40%. In a promising development, New York - like many other states - has seen an increase in tax revenues as collection rates exceed expectations.

HOW DO YOU MANAGE VOLATILITY?

                 In a bond fund, share-price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises, and conversely, when interest rates rise, the price of a bond falls. Keep in mind, when the Fed raises short-term rates, longer-term rates in the market do not automatically rise. Once rates begin to increase, it may be at a gradual pace.

                 We continue to be selective in choosing issues, looking for bonds with coupons and structures that are less sensitive to a rise in

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 interest rates but that can also contribute to the Fund's dividend yield. In this way, we seek to maximize income for the level of interest rate risk taken.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 USAA's team of seasoned municipal analysts continues to examine our credit exposures across a range of risks. We maintained a weighted average maturity of 16.7 years, and the portfolio duration (a measure of interest-rate volatility) was
                 5.2 years. We continue to strive to avoid issues subject to the alternative minimum tax (AMT).

WHAT ABOUT CONDITIONS IN THE STATE OF NEW YORK?

                 New York state is currently rated A2 (Moody's Investors Service), AA (Standard & Poor's Ratings) and AA- (Fitch Ratings). Its credit quality has stabilized in recent months due to an improving economy. Although it has been difficult for elected officials to reach budgetary accord, financial balance has been maintained.

WHAT IS YOUR OUTLOOK?

                 We believe that short-term rates will continue to rise at a measured pace into 2005. Until the credit markets see inflation as a significant threat, longer-term interest rates could remain in their current range. We plan to maintain an income orientation, using any spike in rates as an opportunity to produce more tax-exempt income for you.

                 We appreciate your trust and will continue to work hard on your behalf.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA New York Bond Fund's closing 30-day SEC yield of 3.26%, and assuming a New York state tax rate of
6.85%, and marginal federal tax rates of:                                          25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                                                4.67%    4.86%    5.22%    5.38%
--------------------------------------------------------------------------------------------------------------------
Assuming the same marginal federal tax rates and a combined New York state and city tax rate of 10.50%,
a fully taxable investment must pay:                                                4.86%    5.06%    5.44%    5.60%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent yields will vary depending on applicable tax rates.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
---------------------------------------------

Education                              15.9%

Water/Sewer Utility                    13.2%

Hospital                               12.6%

Special Assessment/Tax/Fee             10.1%

Nursing/CCRC                            8.7%

General Obligation                      6.8%

Appropriated Debt                       6.3%

Escrowed/Prerefunded Bonds              6.1%

Electric/Gas Utility                    5.7%

Health Miscellaneous                    3.8%
---------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-21.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 9/30/04

   [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                  44%
AA                                   30%
A                                    18%
BBB                                   6%
Short-Term Instruments                2%

              [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-21.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA BANK, plc.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CDC IXIS Financial Guaranty, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation

                 GO       General Obligation

                 IDA      Industrial Development Authority/Agency

                 MFH      Multifamily Housing

                 MLO      Municipal Lease Obligation

                 MTA      Metropolitan Transportation Authority

                 PRE      Prerefunded to a date prior to maturity

                 RB       Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                            RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (97.8%)

              NEW YORK
  $ 1,000     Albany IDA Civic Facility RB, Series 2002A          6.00%       7/01/2019       $  1,077
    1,000     Albany Parking Auth. RB, Series 2001A               5.63        7/15/2020          1,075
    1,500     Buffalo Municipal Water Finance Auth. RB,
                Series 1998A (INS)                                5.00        7/01/2028          1,528
    1,000     Clarence IDA Civic Facility RB
                (Bristol Village Project)                         6.00        1/20/2044          1,076
    2,200     Dormitory Auth. Court Facilities RB (MLO),
                Series 1999                                       6.00        5/15/2039          2,410
              Dormitory Auth. RB,
    2,000       Series 1994 (Gurwin Geriatric Center)             7.35        8/01/2029          2,048
    2,800       Series 1997 (Lutheran Center)
                (LOC - Key Bank, N.A.)                            6.05        7/01/2026          2,956
    2,000       Series 1998G (Northern General Hospital)          5.30        2/15/2019          2,203
    1,750       Series 1999 (Long Island Univ.) (INS)             5.13        9/01/2023          1,817
    3,000       Series 1999 (Pratt Institute) (INS)               6.00        7/01/2020          3,395
    1,000       Series 1999 (SUNY) (PRE)(INS)                     5.75        5/15/2024          1,158
    2,500       Series 1999A (Catholic Health Services) (INS)     5.50        7/01/2024          2,727
    1,000       Series 1999A (Upstate Community Colleges)         5.00        7/01/2019          1,041
    1,750       Series 1999B (Univ. of Rochester)                 5.63        7/01/2024          1,870
    2,345       Series 2000A (City Univ. Systems) (INS)           5.13        7/01/2025          2,623
    1,000       Series 2000A (Columbia Univ.)                     5.00        7/01/2025          1,042
    4,065       Series 2000A (Univ. of Rochester)
                6.05%, 7/01/2010 (INS)                            6.05(b)     7/01/2023          3,151
      400       Series 2001 (Augustana Lutheran Home) (INS)       5.40        2/01/2031            422
    1,000       Series 2001 (D'Youville College) (INS)            5.25        7/01/2020          1,078
      500       Series 2001A (Winthrop Univ. Hospital) (INS)      5.00        7/01/2021            526
    1,250       Series 2002 (Joachim & Ann Residence)
                (LOC - Allied Irish Banks, plc)                   5.25        7/01/2027          1,280
    2,470       Series 2002B (Columbia Univ.)                     5.00        7/01/2022          2,612
    1,000       Series 2003 (Lutheran Medical Center) (INS)       5.00        8/01/2031          1,023
    1,090     Dutchess County IDA Civic Facility RB,
                Series 2000                                       5.75        8/01/2030          1,166
              Environmental Facilities Corp. RB,
       85       Series 1990B                                      7.50        3/15/2011             85
      420       Series 2001C                                      5.00        6/15/2021            446
    2,000       Series 2001C                                      5.00        6/15/2023          2,085
    3,000       Series 2004E                                      5.00        6/15/2025          3,140

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                            RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
              Erie County GO,
  $ 1,000       Series 2000C (INS)                                5.50%       7/01/2029       $  1,082
      600       Series 2001A (INS)                                4.88       10/01/2018            634
    1,000     Erie County IDA GO, Series 2003 (INS)               5.75        5/01/2021          1,149
      200     Grand Central District Management
                Association, Inc. RB, Series 2004                 5.00        1/01/2022            209
              Housing Finance Agency MFH RB,
      755       Series 1992E (Secured Mortgage Program)           6.75        8/15/2025            755
    2,215       Series 1996A (Housing Project) (INS)              6.13       11/01/2020          2,300
              Long Island Power Auth. RB,
    3,350       Series 1998A(d)                                   5.25       12/01/2026          3,434
      750       Series 2003C                                      5.50        9/01/2021            813
    3,000       Series 2004A (INS)                                5.00        9/01/2034          3,067
              Medical Care Facilities Finance Agency RB,
    2,500       Series 1994A (Community General
                Hospital of Sullivan County)                      6.25        2/15/2024          2,559
      900       Series 1994A (Hospital and Nursing Home
                Facilities)                                       6.50        2/15/2034            921
    2,500       Series 1995A (Brookdale Hospital) (PRE)           6.85        2/15/2017          2,599
    2,395       Series 1995A (Secured Mortgage Program)           6.38       11/15/2019          2,550
    3,220     Monroe County IDA RB, Series 1998                   5.20       12/20/2039          3,292
    2,200     MTA State Service Contract RB,
                Series 2002A (INS)                                5.00        7/01/2025          2,278
              New York City GO,
    2,850       Series 1997I (PRE)                                6.25        4/15/2017          3,183
      150       Series 1997I                                      6.25        4/15/2017            164
    1,000       Series 2000A                                      6.00        5/15/2020          1,130
    1,000       Series 2002D                                      5.25        6/01/2022          1,053
              New York City Health and Hospital Corp. RB,
    1,000       Series 2002A (INS)                                5.00        2/15/2021          1,051
    1,000       Series 2003A (INS)                                5.25        2/15/2022          1,073
              New York City IDA Civic Facility RB,
    2,500       Series 1997 (YMCA)                                5.80        8/01/2016          2,687
    1,000       Series 2001 (Marymont School) (INS)               5.13        9/01/2021          1,032
    1,000       Series 2003 (Roundabout Theatre) (INS)            5.00       10/01/2023          1,010
    1,285       Series 2004A-1 (Special Needs Facilities) (INS)   5.05        7/01/2024          1,297
              New York City Municipal Water Finance
                Auth. RB,
   17,090       Series 1998D                                      5.12(a)     6/15/2020          8,541
    1,000       Series 2004C                                      5.00        6/15/2035          1,016

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                            RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 3,650     New York City Transit Auth. MTA COP,
                Series 2000A (INS)                                5.88%       1/01/2030       $  4,227
              New York City Transitional Finance Auth. RB,
      800       Fiscal 2000 Series A                              5.75        8/15/2024            922
    1,000       Fiscal 2001 Series A                              5.38        2/15/2020          1,090
        5       Fiscal 2004 Series C (PRE)                        5.50        5/01/2025              6
      555       Fiscal 2004 Series C                              5.50        5/01/2025            600
      440       Series 1999C (PRE)                                5.50        5/01/2025            500
      310       Series 1999C (PRE)                                5.00        5/01/2029            345
      190       Series 1999C                                      5.00        5/01/2029            193
    3,300     Niagara Falls City School District COP (MLO),
                Series 1998                                       5.38        6/15/2028          3,337
              Thruway Auth. RB,
      500       Series 2002A (INS)                                5.25        4/01/2016            550
    1,000       Series 2004A (INS)(c)                             5.00        3/15/2024          1,050
    2,000     Tobacco Settlement Financing Corp. RB
                (State Appropriation Enhanced), Series
                2003 A-1C                                         5.50        6/01/2019          2,206
    1,000     Triborough Bridge and Tunnel Auth. RB,
                Series 2001A                                      5.00        1/01/2032          1,016
    3,450     Ulster County Civic Facility IDA RB,
                Series 1999 (LOC - Manufacturers &
                Traders Trust)(d)                                 5.65       11/15/2024          3,594
      680     Ulster County Resource Recovery Agency RB,
                Series 2002 (INS)                                 5.25        3/01/2018            742
              Urban Development Corp. RB,
    1,300       Series 2000D (INS)                                5.25        1/01/2030          1,459
    1,270       Series 2002A                                      5.38        3/15/2020          1,383
    2,000       Series 2002C-1                                    5.00        3/15/2028          2,042
    1,000       Series 2004A                                      5.13        7/01/2018          1,080
    1,000     Warren & Washington Counties IDA RB,
                Series 2003A (INS)                                5.00       12/01/2027          1,025
                                                                                              --------
              Total fixed-rate instruments (cost: $117,036)                                    125,306
                                                                                              --------
              VARIABLE-RATE DEMAND NOTE (1.9%)

              NEW YORK
    2,400     New York City GO, Subseries C-3 (LIQ) (INS)
                (cost: $2,400)                                    1.70        8/15/2029          2,400
                                                                                              --------

              TOTAL INVESTMENTS (COST: $119,436)                                              $127,706
                                                                                              ========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) At September 30, 2004, the cost of securities purchased on a when-issued basis was $1,049,000.

         (d) At September 30, 2004, portions of these securities were segregated to cover when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $119,436)    $127,706
   Cash                                                                              93
   Receivables:
      Capital shares sold                                                            45
      Interest                                                                    1,475
                                                                               --------
         Total assets                                                           129,319
                                                                               --------
LIABILITIES
   Payables:
      Securities purchased (when-issued $1,049)                                   1,049
      Dividends on capital shares                                                   129
   Accrued management fees                                                           50
   Other accrued expenses and payables                                               18
                                                                               --------
         Total liabilities                                                        1,246
                                                                               --------
            Net assets applicable to capital shares outstanding                $128,073
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $120,453
   Accumulated net realized loss on investments                                    (650)
   Net unrealized appreciation of investments                                     8,270
                                                                               --------
            Net assets applicable to capital shares outstanding                $128,073
                                                                               ========
   Capital shares outstanding                                                    10,678
                                                                               ========
   Authorized shares of $.01 par value                                          100,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.99
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                      $ 3,292
                                                                        -------
EXPENSES
   Management fees                                                          264
   Administrative and servicing fees                                         95
   Transfer agent's fees                                                     27
   Custody and accounting fees                                               23
   Postage                                                                    2
   Shareholder reporting fees                                                 3
   Directors' fees                                                            3
   Professional fees                                                         18
   Other                                                                      5
                                                                        -------
      Total expenses                                                        440
   Expenses paid indirectly                                                  (1)
                                                                        -------
      Net expenses                                                          439
                                                                        -------
NET INVESTMENT INCOME                                                     2,853
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain:
      Unaffiliated transactions                                             172
      Affiliated transactions                                                66
   Change in net unrealized appreciation/depreciation                    (1,025)
                                                                        -------
      Net realized and unrealized loss                                     (787)
                                                                        -------
   Increase in net assets resulting from operations                     $ 2,066
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                 9/30/2004         3/31/2004
                                                                 ---------------------------
FROM OPERATIONS
   Net investment income                                          $  2,853          $  5,723
   Net realized gain on investments                                    238               336
   Change in net unrealized appreciation/depreciation
      of investments                                                (1,025)            1,016
                                                                  --------------------------
      Increase in net assets resulting from operations               2,066             7,075
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (2,853)           (5,723)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         6,509            17,266
   Dividend reinvestments                                            2,041             4,168
   Cost of shares redeemed                                         (10,432)          (20,809)
                                                                  --------------------------
      Increase (decrease) in net assets from
         capital share transactions                                 (1,882)              625
                                                                  --------------------------
   Net increase (decrease) in net assets                            (2,669)            1,977

NET ASSETS
   Beginning of period                                             130,742           128,765
                                                                  --------------------------
   End of period                                                  $128,073          $130,742
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         553             1,442
   Shares issued for dividends reinvested                              173               348
   Shares redeemed                                                    (890)           (1,745)
                                                                  --------------------------
      Increase (decrease) in shares outstanding                       (164)               45
                                                                  ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Bond Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values.
                    For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value
                    (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2004, the outstanding when-issued commitments for the Fund were $1,049,000.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         of $885,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2005 and 2010, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

CAPITAL LOSS CARRYOVERS                              BALANCE             EXPIRES
--------------------------------------------------------------------------------
                                                    $437,000              2005
                                                     363,000              2009
                                                      85,000              2010
                                                    --------
Total                                               $885,000
                                                    ========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $8,099,000 and $10,334,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $8,312,000 and $42,000, respectively, resulting in net unrealized appreciation of $8,270,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2004, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $264,000, which included a performance adjustment of $28,000 that increased the base management fee of 0.37% by 0.04%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $95,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $27,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                NET REALIZED
                                                                 COST TO         GAIN (LOSS)
       SELLER                       PURCHASER                   PURCHASER         TO SELLER
---------------------------------------------------------------------------------------------
USAA New York Bond Fund       USAA Long-Term Fund               $  988,000        $(30,000)
USAA New York Bond Fund       USAA Intermediate-Term Fund        2,577,000          96,000

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                                        -----------------------------------------------------------------------------
                                            2004           2004         2003          2002           2001        2000
                                        -----------------------------------------------------------------------------
Net asset value at beginning of period  $  12.06       $  11.93     $  11.37      $  11.58       $  10.79     $ 11.66
                                        -----------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                     .27            .54          .54           .57            .59         .61
   Net realized and unrealized
    gain (loss)                             (.07)           .13          .56          (.21)           .79        (.87)
                                        -----------------------------------------------------------------------------
Total from investment operations             .20            .67         1.10           .36           1.38        (.26)
                                        -----------------------------------------------------------------------------
Less distributions:
   From net investment income               (.27)          (.54)        (.54)         (.57)          (.59)       (.61)
                                        -----------------------------------------------------------------------------
Net asset value at end of period        $  11.99       $  12.06     $  11.93      $  11.37       $  11.58     $ 10.79
                                        =============================================================================
Total return (%)*                           1.69           5.72         9.83          3.10          13.24       (2.20)
Net assets at end of period (000)       $128,073       $130,742     $128,765      $114,711       $103,283     $82,971
Ratio of expenses to average
   net assets (%)**                          .70(a,c)       .69(c)       .68(c)        .61(b,c)       .50(c)      .50(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                        -              -            -           .61(c)         .58(c)      .57(c)
Ratio of net investment income
   to average net assets (%)**              4.52(a)        4.48         4.59          4.89           5.36        5.52
Portfolio turnover (%)                      6.49           7.94        12.03          9.41          13.87       31.77

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended September 30, 2004, average net assets were $125,871,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                               -              -            -          (.02%)            -           -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING             ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             APRIL 1, 2004 -
                                      APRIL 1, 2004      SEPTEMBER 30, 2004        SEPTEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00            $1,016.90                   $3.51

Hypothetical
   (5% return before expenses)           1,000.00             1,021.58                    3.52

*Expenses are equal to the Fund's annualized expense ratio of 0.70%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.69% for the six-month period of April
 1, 2004, to September 30, 2004.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39608-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.